UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-UCM-6018

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.



                       THE ADVISORS' INNER CIRCLE FUND II


                       UCM INSTITUTIONAL MONEY MARKET FUND


            SEMI-ANNUAL REPORT                        JANUARY 31, 2007
    ------------------------------------------------------------------------















                                     INVESTMENT ADVISER:
                                     UTENDAHL CAPITAL MANAGEMENT L.P.




    ------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments...................................................     1

Statement of Assets and Liabilities.......................................    10

Statement of Operations...................................................    11

Statement of Changes in Net Assets........................................    12

Financial Highlights......................................................    13

Notes to Financial Statements.............................................    14

Disclosure of Fund Expenses...............................................    19

--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
Plot points for EDGAR purposes are as follows:

86.1% Commercial Paper
11.6% Repurchase Agreements
 1.7% Certificates of Deposit
 0.6% U.S. Government Agency Obligations

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMERCIAL PAPER (A) -- 86.4%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
ASSET BACKED -- 26.4%
   Atomium Funding (B)
      5.342%, 02/06/07 ............................. $ 4,000,000   $  3,997,072
      5.382%, 03/21/07 .............................   4,000,000      3,972,053
   Barton Capital (B)
      5.281%, 02/01/07 .............................  10,000,000     10,000,000
      5.412%, 02/09/07 .............................   4,000,000      3,995,316
      5.278%, 02/12/07 .............................   5,000,000      4,991,964
      5.282%, 03/07/07 .............................   3,000,000      2,985,125
   Beethoven Funding (B)
      5.316%, 02/16/07 .............................   4,000,000      3,991,233
      5.295%, 02/20/07 .............................   2,000,000      1,994,437
      5.319%, 03/14/07 .............................   4,000,000      3,976,083
      5.304%, 03/22/07 .............................   3,000,000      2,978,522
   CAFCO (B)
      5.310%, 02/27/07 .............................   3,000,000      2,988,647
      5.286%, 03/07/07 .............................   3,000,000      2,985,125
      5.285%, 03/09/07 .............................   3,922,000      3,901,409
      5.287%, 03/12/07 .............................   3,000,000      2,982,938
      5.289%, 03/15/07 .............................   1,050,000      1,043,569
      5.289%, 03/20/07 .............................   2,500,000      2,482,865
   Chesham Finance (B)
      5.271%, 02/01/07 .............................   5,000,000      5,000,000
      5.284%, 02/09/07 .............................   3,150,000      3,146,311
      5.340%, 02/28/07 .............................   6,000,000      5,976,285
      5.326%, 03/08/07 .............................   4,000,000      3,979,544
      5.310%, 03/29/07 .............................   3,000,000      2,975,453
      5.319%, 04/10/07 .............................   2,750,000      2,722,729
      5.384%, 07/16/07 .............................     530,000        517,247


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
ASSET BACKED -- CONTINUED
   Dollar Thrifty Funding
      5.298%, 03/06/07 ............................. $ 4,341,000   $  4,320,057
   Edison Asset Securitization (B)
      5.313%, 02/23/07 .............................   3,000,000      2,990,393
      5.350%, 03/05/07 .............................   3,000,000      2,986,107
      5.305%, 04/12/07 .............................   4,000,000      3,959,633
      5.320%, 06/05/07 .............................     441,000        433,071
      5.332%, 07/02/07 .............................     433,000        423,538
   Giro Funding (B)
      5.321%, 02/08/07 .............................   4,000,000      3,995,917
      5.300%, 02/20/07 .............................   4,897,000      4,883,354
      5.329%, 04/27/07 .............................   4,844,000      4,783,840
   Manhattan Asset Funding (B)
      5.300%, 02/01/07 .............................   4,000,000      4,000,000
      5.296%, 02/08/07 .............................   3,000,000      2,996,926
      5.294%, 03/08/07 .............................   3,070,000      3,054,300
   Scaldis Capital (B)
      5.285%, 02/05/07 .............................   3,677,000      3,674,851
      5.413%, 02/21/07 .............................   3,624,000      3,613,390
      5.316%, 03/13/07 .............................   6,234,000      6,197,630
   Sheffield Receivables (B)
      5.281%, 02/01/07 .............................   3,000,000      3,000,000
      5.273%, 02/05/07 .............................   3,000,000      2,998,247
      5.280%, 02/06/07 .............................   5,000,000      4,996,347
      5.286%, 02/08/07 .............................   1,955,000      1,953,000
      5.368%, 03/02/07 .............................   4,000,000      3,983,148
      5.306%, 03/28/07 .............................   2,820,000      2,797,424
   Windmill Funding (B)
      5.285%, 02/20/07 .............................   4,000,000      3,988,896
      5.304%, 02/28/07 .............................   3,100,000      3,087,770
      5.301%, 03/09/07 .............................   4,000,000      3,979,000
                                                                   ------------
                                                                    166,680,766
                                                                   ------------
BANKS -- 14.6%
   Bank of America
      5.296%, 02/12/07 .............................   4,000,000      3,993,583
      5.303%, 03/07/07 .............................   2,200,000      2,189,071


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
BANKS -- CONTINUED
   Bank of America (continued)
      5.295%, 03/09/07 ............................. $ 1,200,000   $  1,193,700
      5.325%, 03/13/07 .............................   3,363,000      3,343,304
      5.310%, 03/15/07 .............................   4,000,000      3,975,547
      5.320%, 03/20/07 .............................   4,000,000      3,972,615
      5.306%, 04/20/07 .............................   3,300,000      3,262,534
   Credit Suisse First Boston
      5.311%, 02/09/07 .............................   4,000,000      3,995,342
   Deutsche Bank
      5.282%, 03/02/07 .............................   1,500,000      1,493,753
   Goldman Sachs Group (B)
      5.260%, 02/21/07 .............................   4,000,000      3,988,444
      5.286%, 05/16/07 .............................   6,000,000      5,910,733
   JPMorgan Chase
      5.275%, 02/07/07 .............................     371,000        370,675
      5.286%, 03/01/07 .............................     102,000        101,584
      5.289%, 03/05/07 .............................     142,000        141,337
      5.309%, 03/06/07 .............................     945,000        940,444
      5.292%, 03/07/07 .............................     240,000        238,810
      5.314%, 03/12/07 .............................     605,000        601,553
      5.298%, 03/15/07 .............................     321,000        319,034
      5.306%, 03/19/07 .............................   1,233,000      1,224,729
      5.302%, 03/20/07 .............................     225,000        223,458
      5.309%, 03/22/07 .............................     788,000        782,369
      5.295%, 03/26/07 .............................     508,000        504,101
      5.310%, 03/29/07 .............................     180,000        178,530
      5.295%, 03/30/07 .............................     118,000        117,028
      5.309%, 04/02/07 .............................     580,000        574,936
      5.315%, 04/03/07 .............................     254,000        251,740
      5.315%, 04/04/07 .............................     443,000        438,995
      5.316%, 04/05/07 .............................     123,000        121,870
      5.317%, 04/09/07 .............................     229,000        226,762
      5.322%, 04/10/07 .............................     110,000        108,909
      5.327%, 04/11/07 .............................     866,000        857,286
      5.320%, 04/12/07 .............................     114,000        112,836
      5.321%, 04/13/07 .............................     280,000        277,101
      5.323%, 04/16/07 .............................     304,000        300,719
      5.325%, 04/17/07 .............................     248,000        245,288


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
BANKS -- CONTINUED
   JP Morgan Chase (continued)
      5.326%, 04/19/07 ............................. $   190,000   $    187,866
      5.326%, 04/20/07 .............................     361,000        356,894
      5.312%, 04/23/07 .............................     209,000        206,555
      5.313%, 04/26/07 .............................     931,000        919,704
      5.317%, 04/30/07 .............................     142,000        140,195
      5.311%, 06/25/07 .............................     334,000        327,053
      5.324%, 06/29/07 .............................     191,000        186,909
      5.331%, 07/05/07 .............................     141,000        137,858
      5.312%, 07/09/07 .............................     524,000        512,064
      5.315%, 07/13/07 .............................     279,000        272,484
      5.306%, 07/16/07 .............................     181,000        176,703
      5.323%, 07/23/07 .............................     125,000        121,900
   Rabobank USA Finance
      5.271%, 02/01/07 .............................  10,000,000     10,000,000
      5.262%, 02/22/07 .............................   2,110,000      2,103,550
      5.261%, 03/30/07 .............................   5,000,000      4,959,071
      5.298%, 05/15/07 .............................   4,000,000      3,940,947
   Royal Bank of Scotland
      5.260%, 02/12/07 .............................     400,000        399,358
      5.306%, 02/16/07 .............................   4,000,000      3,991,308
   Societe Generale
      5.414%, 02/12/07 .............................   3,000,000      2,995,169
      5.326%, 02/12/07 .............................   1,000,000        998,384
      5.303%, 03/01/07 .............................   1,500,000      1,493,857
      5.309%, 03/08/07 .............................   1,300,000      1,293,346
      5.297%, 03/29/07 .............................   4,000,000      3,967,893
      5.308%, 04/02/07 .............................   2,400,000      2,379,020
      5.302%, 04/17/07 .............................   1,000,000        989,083
      5.353%, 10/05/07 .............................   3,000,000      2,894,220
                                                                   ------------
                                                                     92,530,111
                                                                   ------------
CONSUMER PRODUCTS -- 8.9%
   Avon Capital
      5.259%, 02/02/07 .............................   4,000,000      3,999,418
      5.265%, 03/02/07 .............................   4,500,000      4,481,005
      5.286%, 03/29/07 .............................   7,819,000      7,755,388


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
CONSUMER PRODUCTS -- CONTINUED
   Harley-Davidson Funding (B)
      5.264%, 02/08/07 ............................. $ 4,000,000   $  3,995,948
      5.272%, 03/05/07 .............................   4,000,000      3,981,476
      5.269%, 03/13/07 .............................   4,400,000      4,374,480
      5.258%, 04/12/07 .............................   3,400,000      3,365,622
   IBM Capital (B)
      5.234%, 02/26/07 .............................   5,000,000      4,981,910
      5.255%, 03/07/07 .............................   2,800,000      2,786,275
   Kimberly-Clark (B)
      5.235%, 02/07/07 .............................   2,650,000      2,647,699
      5.256%, 02/28/07 .............................   5,000,000      4,980,462
   Procter & Gamble
      5.296%, 02/13/07 .............................   3,882,000      3,875,194
      5.261%, 02/16/07 .............................   5,000,000      4,989,083
                                                                   ------------
                                                                     56,213,960
                                                                   ------------
ELECTRICAL SERVICES -- 3.4%
   Emerson Electric
      5.237%, 02/20/07 .............................   3,500,000      3,490,357
   Florida Power & Light 5.248%, 02/08/07 ..........   4,000,000      3,995,924
      5.251%, 02/12/07 .............................   4,000,000      3,993,596
   National Rural Utilities
      5.263%, 02/22/07 .............................   4,650,000      4,635,786
   Southern (B)
      5.273%, 02/15/07 .............................     509,000        507,959
      5.248%, 02/22/07 .............................   5,000,000      4,984,746
                                                                   ------------
                                                                     21,608,368
                                                                   ------------
FINANCE -- 24.4%
   Barclays US Funding
      5.271%, 02/20/07 .............................   2,500,000      2,493,073
      5.325%, 03/14/07 .............................   1,750,000      1,739,517
      5.283%, 03/20/07 .............................   3,600,000      3,575,372
      5.309%, 04/02/07 .............................   5,000,000      4,956,333
      5.302%, 04/23/07 .............................   5,000,000      4,941,669


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
FINANCE -- CONTINUED
   Caterpillar Financial Services
      5.248%, 02/09/07 ............................. $ 3,000,000   $  2,996,507
      5.304%, 03/19/07 .............................   1,950,000      1,936,919
   CIT Group (B)
      5.292%, 02/22/07 .............................   1,000,000        996,949
      5.340%, 03/16/07 .............................   4,000,000      3,974,917
      5.298%, 04/27/07 .............................   2,552,000      2,520,486
      5.313%, 04/30/07 .............................   5,000,000      4,935,956
      5.340%, 07/13/07 .............................   4,000,000      3,906,220
   Citigroup Funding
      5.298%, 02/07/07 .............................   4,000,000      3,996,513
      5.314%, 03/09/07 .............................   3,000,000      2,984,400
   General Electric Capital
      5.254%, 02/08/07 .............................   1,050,000      1,048,932
      5.273%, 02/09/07 .............................   6,100,000      6,092,898
      5.315%, 03/07/07 .............................   4,000,000      3,980,242
      5.307%, 03/27/07 .............................   3,000,000      2,976,735
   HBOS Treasury Services
      5.299%, 02/02/07 .............................     725,000        724,894
      5.271%, 02/07/07 .............................   1,600,000      1,598,600
      5.312%, 02/20/07 .............................   5,000,000      4,986,130
      5.291%, 03/05/07 .............................   2,200,000      2,189,735
      5.286%, 03/06/07 .............................   1,000,000        995,197
      5.287%, 03/26/07 .............................   4,000,000      3,969,672
      5.313%, 04/30/07 .............................   3,000,000      2,961,573
      5.278%, 05/31/07 .............................   1,547,000      1,520,716
   HSBC Finance
      5.299%, 02/06/07 .............................   4,000,000      3,997,108
      5.356%, 03/01/07 .............................   4,000,000      3,983,760
   ING Funding
      5.276%, 02/08/07 .............................   1,900,000      1,898,060
      5.285%, 02/12/07 .............................   1,000,000        998,396
      5.308%, 03/12/07 .............................     600,000        596,581
      5.270%, 03/27/07 .............................   3,000,000      2,976,870
      5.284%, 04/04/07 .............................   3,000,000      2,973,185
      5.300%, 04/26/07 .............................   5,000,000      4,938,983


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
FINANCE -- CONTINUED
   International Lease Finance
      5.307%, 02/15/07 ............................. $ 4,000,000   $  3,991,888
      5.281%, 03/01/07 .............................   4,000,000      3,983,791
      5.274%, 03/20/07 .............................   3,700,000      3,674,784
      5.259%, 04/04/07 .............................   4,000,000      3,964,109
   Prudential (B)
      5.268%, 02/12/07 .............................   2,000,000      1,996,792
      5.277%, 02/13/07 .............................   4,000,000      3,993,000
      5.304%, 03/07/07 .............................   4,000,000      3,980,204
      5.308%, 04/23/07 .............................   4,925,000      4,866,934
      5.323%, 07/18/07 .............................   1,000,000        975,924
   Toyota Motor Credit
      5.300%, 02/20/07 .............................   2,100,000      2,094,206
      5.277%, 03/05/07 .............................   1,000,000        995,333
   UBS Finance
      5.311%, 02/20/07 .............................   4,000,000      3,988,991
      5.295%, 03/08/07 .............................   2,471,000      2,458,388
      5.332%, 03/26/07 .............................   4,000,000      3,969,289
      5.291%, 04/09/07 .............................   3,000,000      2,970,967
      5.309%, 04/24/07 .............................   4,000,000      3,952,258
      5.326%, 06/12/07 .............................   1,300,000      1,275,307
                                                                   ------------
                                                                    154,495,263
                                                                   ------------
FOOD & BEVERAGES -- 2.3%
   Coca-Cola Enterprises
      5.248%, 02/15/07 .............................   5,000,000      4,989,821
      5.291%, 03/02/07 .............................     401,000        399,304
   McCormick
      5.247%, 02/12/07 .............................   6,000,000      5,990,467
      5.279%, 05/23/07 .............................   3,000,000      2,951,992
                                                                   ------------
                                                                     14,331,584
                                                                   ------------
OIL & GAS -- 2.0%
   Colonial Pipeline (B)
      5.278%, 02/09/07 .............................   5,000,000      4,994,144
   Schlumberger Technology (B)
      5.298%, 02/13/07 .............................   4,000,000      3,993,027
      5.292%, 03/19/07 .............................   4,000,000      3,973,320
                                                                   ------------
                                                                     12,960,491
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
PHARMACEUTICALS -- 3.3%
   Abbott Laboratories
      5.278%, 02/01/07 ............................. $ 6,000,000   $  6,000,000
      5.304%, 02/15/07 .............................   2,750,000      2,744,375
      5.236%, 02/27/07 .............................   2,880,000      2,869,184
      5.223%, 03/27/07 .............................   4,000,000      3,968,920
      5.236%, 03/28/07 .............................   1,000,000        992,071
   Eli Lilly
      5.222%, 03/13/07 .............................   4,000,000      3,976,933
                                                                   ------------
                                                                     20,551,483
                                                                   ------------
TRANSPORTATION SERVICES -- 1.1%
   UPS of America (B)
      5.377%, 07/31/07 .............................   5,000,000      4,871,940
      5.237%, 08/31/07 .............................   2,000,000      1,940,803
                                                                   ------------
                                                                      6,812,743
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $546,184,769) ..........................                546,184,769
                                                                   ------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.7%
--------------------------------------------------------------------------------
BANKS -- 1.7%
   Credit Suisse First Boston
      5.640%, 06/22/07 .............................   5,000,000      5,002,908
   Deutsche Bank
      5.030%, 02/14/07 .............................   3,800,000      3,799,079
   Rabobank USA Finance
      5.060%, 02/28/07 .............................   2,000,000      1,999,338
                                                                   ------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $10,801,325) ...........................                 10,801,325
                                                                   ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.6%
--------------------------------------------------------------------------------
   FHLMC
      3.750%, 04/15/07
      (Cost $3,987,851) ............................   4,000,000      3,987,851
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.6%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   ------------
   JPMorgan Chase
      5.230%, dated 01/31/07, to be repurchased on
      02/01/07, repurchase price $38,130,131
      (collateralized by U.S. Government obligations,
      ranging in par value $170,000-$8,101,000,
      0.000%-6.250% 02/01/11-04/15/29,
      with total market value $38,888,556) ......... $38,124,592   $ 38,124,592
   Societe Generale
      5.250% dated 01/31/07, to be repurchased on
      02/01/07, repurchase price $35,005,104
      (collateralized by U.S. Government obligations,
      ranging in par value $13,169,873-$36,067,016,
      5.500%-6.000% 07/15/35-12/15/35,
      with total market value $35,700,001) .........  35,000,000     35,000,000
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $73,124,592) ...........................                 73,124,592
                                                                   ------------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $634,098,537) ..........................               $634,098,537
                                                                   ============
      PERCENTAGES ARE BASED ON NET ASSETS OF $632,516,279.
  (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
  (B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $260,787,079 AND REPRESENTED 41.2% OF NET ASSETS.
FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments, at Value (Cost $560,973,945) ....................  $560,973,945
   Repurchase Agreements, at Value (Cost $73,124,592)............    73,124,592
   Cash .........................................................             1
   Receivable for Capital Shares Sold............................           932
   Interest Receivable ..........................................       512,793
   Prepaid Expenses..............................................        12,277
                                                                   ------------
   TOTAL ASSETS..................................................   634,624,540
                                                                   ------------
LIABILITIES:
   Payable for Income Distribution...............................     1,970,425
   Payable due to Investment Adviser.............................        41,361
   Payable due to Administrator..................................        35,962
   Chief Compliance Officer Fees Payable ........................         2,276
   Payable due to Trustees.......................................         1,944
   Other Accrued Expenses .......................................        56,293
                                                                   ------------
   TOTAL LIABILITIES ............................................     2,108,261
                                                                   ------------
NET ASSETS.......................................................  $632,516,279
                                                                   ------------
NET ASSETS CONSIST OF:
   Paid-in Capital...............................................  $632,516,330
   Accumulated Net Realized Loss on Investments .................           (51)
                                                                   ------------
NET ASSETS.......................................................  $632,516,279
                                                                   ------------
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ....................   632,516,330
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share.........  $       1.00
                                                                   ============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               FOR THE SIX-MONTH
                                                               PERIOD ENDED
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest.........................................................   $14,409,609
                                                                    -----------
   TOTAL INVESTMENT INCOME.......................................    14,409,609
                                                                    -----------
EXPENSES
Investment Advisory Fees  .......................................       672,591
Administration Fees .............................................       191,073
Chief Compliance Officer Fees....................................         5,278
Trustees' Fees  .................................................         3,527
Transfer Agent Fees .............................................        24,364
Registration Fees ...............................................        19,873
Legal Fees.......................................................        19,322
Custodian Fees ..................................................        15,356
Audit Fees ......................................................         9,188
Offering Costs ..................................................         5,562
Printing Fees ...................................................         5,137
Insurance and Other Expenses ....................................        32,368
                                                                    -----------
   TOTAL EXPENSES................................................     1,003,639
                                                                    -----------
Less: Waiver of Investment Advisory Fees.........................      (519,232)
      Fees Paid Indirectly ......................................          (160)
                                                                    -----------
   NET EXPENSES..................................................       484,247
                                                                    -----------
NET INVESTMENT INCOME............................................    13,925,362
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS.................................           294
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $13,925,656
                                                                    ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED           PERIOD
                                                           JANUARY 31,         ENDED
                                                              2007            JULY 31,
                                                          (UNAUDITED)          2006*
                                                          ------------    -------------
OPERATIONS:
   Net Investment Income ...........................      $ 13,925,362    $  11,197,098
   Net Realized Gain (Loss) on Investments .........               294             (345)
                                                          ------------    -------------
     NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ............................        13,925,656       11,196,753
                                                          ------------    -------------
DIVIDENDS FROM:
   Net Investment Income ...........................       (13,925,362)     (11,197,098)
                                                          ------------    -------------
     TOTAL DIVIDENDS ...............................       (13,925,362)     (11,197,098)
                                                          ------------    -------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Issued ..........................................       536,381,721      519,146,009
   Reinvestment of Distributions ...................         3,983,675        5,147,303
   Redeemed ........................................      (285,825,690)    (146,316,688)
                                                          ------------    -------------
     NET INCREASE IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS .................       254,539,706      377,976,624
                                                          ------------    -------------
     TOTAL INCREASE IN NET ASSETS ..................       254,540,000      377,976,279
                                                          ------------    -------------
NET ASSETS:
   Beginning of Period .............................       377,976,279               --
                                                          ------------    -------------
   End of Period ...................................      $632,516,279    $ 377,976,279
                                                          ============    =============
* COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA & RATIOS
                                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           SIX MONTHS
                                                              ENDED
                                                           JANUARY 31,        PERIOD
                                                              2007             ENDED
                                                           (UNAUDITED)     JULY 31, 2006*
                                                          -------------    --------------
Net Asset Value, Beginning of Period ..................     $   1.00         $   1.00
                                                            --------         --------
Income from Operations:
   Net Investment Income ..............................         0.03             0.04
   Net Realized Gain (Loss) on Investments ............           --++             --++
                                                            --------         --------
Total from Operations .................................         0.03             0.04
                                                            --------         --------
Dividends from:
   Net Investment Income ..............................        (0.03)           (0.04)
                                                            --------         --------
Total Dividends .......................................        (0.03)           (0.04)
                                                            --------         --------
Net Asset Value, End of Period ........................     $   1.00         $   1.00
                                                            ========         ========

TOTAL RETURN+ .........................................         2.64%            3.78%
                                                            ========         ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................     $632,516         $377,976
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly) ..........................         0.18%**          0.18%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly) ..........................         0.37%**          0.44%**
Ratio of Net Investment Income to Average Net Assets ..         5.18%**          4.53%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
  *  COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.
 **  ANNUALIZED.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JANUARY 31, 2007
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the UCM Institutional Money Market Fund (the "Fund"). The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund primarily invests in a broad range of short-term, high quality U.S. dollar denominated money market instruments. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 23, 2005, were expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months beginning with inception.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving asofficers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

4. ADMINISTRATION, TRANSFER AGENT, AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of:

     0.10% on the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.06% on the next $250 million of the Fund's average daily net assets; and 0.04% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 and $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended January 31, 2007, the Fund earned cash management credits of $160 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Fund to 0.18% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends declared during the period ended July 31, 2006 was as follows:

                                ORDINARY
                                 INCOME                   TOTAL
                              -------------           -------------
                 2006          $11,197,098             $11,197,098

As of July 31, 2006, the components of Accumulated Losses on a tax basis consist of Post-October losses of $(345).

Post-October losses represent losses realized on investment transactions from November 1, 2005 through July 31, 2006, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

7. OTHER:

At January 31, 2007, no shareholder held greater than 10% of the total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------

8. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until January 31, 2008. As of January 31, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------


NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            08/01/06         01/31/07       RATIOS      PERIOD*
--------------------------------------------------------------------------------
UCM INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00         $1,026.40        0.18%       $0.92
HYPOTHETICAL 5% RETURN     1,000.00          1,024.30        0.18         0.92
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                      NOTES

                       UCM INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


UCM-SA-001-0200

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------------
                                             James F. Volk, President

Date March 28, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President

Date March 28, 2007


By (Signature and Title)*                    /s/ Michael Lawson
                                             ----------------------------------
                                             Michael Lawson, Controller and CFO

Date March 28, 2007
* Print the name and title of each signing officer under his or her signature.